LOSS PER ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive securities excluded from computation of earnings per share
Total	52,612,856	135,477,699	425,973,367
Share options/restricted shares
Antidilutive securities excluded from computation of earnings per share
Total	52,612,856	41,499,862	17,193,534
Convertible bonds payable
Antidilutive securities excluded from computation of earnings per share
Total		93,977,837	59,692,156
Redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Total			349,087,677